As filed with the U.S. Securities and Exchange Commission on May 8, 2015

Securities Act File No. 022-74452

Investment Company Act File No. 811-03290

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 77

(Check appropriate box or boxes)

BlackRock Variable Series Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

BlackRock Cayman Global Allocation V.I. Fund I, Ltd., BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. and BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd. have also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 8, 2015.

BlackRock Variable Series Funds, Inc. (Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive	May 8, 2015
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	May 8, 2015
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

DAVID H. WALSH*	Director
(David H. Walsh)

FRED G. WEISS*	Director
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	May 8, 2015
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 8, 2015.

BLACKROCK CAYMAN GLOBAL ALLOCATION V.I. FUND I, LTD.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Director

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 8, 2015

/s/ NEAL ANDREWS Neal Andrews	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 8, 2015

SIGNATURES

BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 8, 2015.

BLACKROCK CAYMAN ISHARES ALTERNATIVE STRATEGIES V.I. FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski Director

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd.	May 8, 2015
John M. Perlowski

/s/ NEAL ANDREWS	Director, BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd.	May 8, 2015
Neal Andrews

SIGNATURES

BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 8, 2015.

BLACKROCK CAYMAN ISHARES DYNAMIC ALLOCATION V.I. FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski Director

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd.	May 8, 2015
John M. Perlowski

/s/ NEAL ANDREWS	Director, BlackRock Cayman iShares Dynamic Allocation V.I. Fund, Ltd.	May 8, 2015
Neal Andrews

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase